John Hancock Funds II

Supplement dated December 18, 2014 to the Prospectus

John Hancock Lifestyle Aggressive Portfolio

John Hancock Lifestyle Balanced Portfolio

John Hancock Lifestyle Growth Portfolio

John Hancock Lifestyle Moderate Portfolio

John Hancock Lifestyle Conservative Portfolio

(collectively the "Funds")

Under the headings "Principal risks of investing in the fund of funds" and "Principal risks of investing in the underlying funds" in the "Fund Summary," the following is revised and restated in its entirety:

Economic and market events risk. Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Under the heading "Principal risks of investing in the underlying funds" in the "Fund Summary," the following is revised and restated in its entirety:

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.